COST OF SALES	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Cost of Sales	Cost of Sales

	Years ended December 31,
	2021	2020
Operating costs[1]	$748.6	$675.5
Royalties	60.6	59.2
Depreciation expense[2]	339.8	256.7
	$1,149.0	$991.4
1.Operating costs include mine production, transport and smelter costs, and site administrative expenses.
2.Depreciation expense excludes depreciation related to corporate office assets, which is included in general and administrative expenses.